SUNAMERICA SERIES TRUST

Supplement to the Prospectus dated May 2, 2005

In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to Massachusetts Financial Services Company's management of the MFS Total Return Portfolio and Putnam Investment Management, LLC's management of the International Growth and Income Portfolio is deleted in its entirety and replaced with the following:

Portfolio	Adviser/ Subadviser	Name and Title of Portfolio Manager (and/or Management Team)	Experience
MFS Total Return Portfolio	MFS	Investment team includes: - Brooks Taylor Vice President and Portfolio Manager	Mr. Taylor is a Portfolio Manager of the Portfolio's equity portion. He joined MFS in 1996. Mr. Taylor is the team leader of this portfolio.
		- Steven R. Gorham Senior Vice President and Portfolio Manager	Mr. Gorham, a manager of the Portfolio's equity portion, joined MFS in 1992, and has been a portfolio manager since 2002.
		- Michael W. Roberge Senior Vice President and Portfolio Manager	Mr. Roberge, a manager of the Portfolio's fixed income portion, joined MFS in 1996, and has been a portfolio manager since 2002.
- Kenneth J. Enright Senior Vice President and Portfolio Manager

Mr. Enright, a manager of the Portfolio's equity portion, joined MFS in 19986 as a research analyst. He became an Assistant Vice President in 1987, Vice President in 1988, portfolio manager in 1993 and Senior Vice President in 1999.

- William P. Douglas Vice President and Portfolio Manager

Mr. Douglas, a manager of the Portfolio's mortgage backed debt securities portion, joined MFS in 2004. Prior to joining MFS he served as Vice President and Senior Mortgage Analyst at Wellington Management Company, LLP from 1994 to 2004.

		- Richard O. Hawkins Senior Vice President and Portfolio Manager	Mr. Hawkins, a manager of the Portfolio's debt securities portion, has served MFS in the investment management area since 1988.
		- Alan T. Langsner Vice President and Portfolio Manager	Mr. Langsner, a manager of the Portfolio's multi-cap value equities portion, joined MFS in 1999, and has been a portfolio manager since 2004.

Portfolio	Adviser/ Subadviser	Name and Title of Portfolio Manager (and/or Management Team)	Experience
International Growth and Income Portfolio	Putnam	Investment team includes: - Pamela R. Holding Managing Director and Senior Portfolio Manager

Ms. Holding joined Putnam in 1995 and has 16 years of investment industry experience. She is currently a Senior Portfolio Manager in Putnam's International Value team and is the portfolio leader for the Putnam International Growth and Income Fund. Ms. Holding holds the Chartered Financial Analyst designation. Ms. Holding is the lead portfolio manager of this Portfolio.

- Darren Jaroch Portfolio Manager

Mr. Jaroch joined Putnam in 2000 and has 9 years of investment industry experience. He is currently a Quantitative Analyst on the Large Cap Value team, has been named Portfolio Manager on the International Value team. Mr. Jaroch holds the Charter Financial Analyst designation.

In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to the AIG SunAmerica Asset Management Corp.'s management of the High-Yield Bond Portfolio and SunAmerica Balanced Portfolio all reference to Thomas Reeg is deleted in its entirety.

In the same section and heading the portfolio management disclosure with respect to AIG SunAmerica Asset Management Corp.'s management of the Aggressive Growth Portfolio and Growth Opportunities Portfolio is deleted in its entirety and replaced with the following:
Portfolio	Adviser/ Subadviser	Name and Title of Portfolio Manager (and/or Management Team)	Experience
Aggressive Growth Portfolio	SAAMCo	Investment team includes: - Tim Pettee Senior Vice-President, Chief Investment Officer and Portfolio Manager

Mr. Pettee joined SAAMCo in January 2003 as Chief Investment Officer. He chairs SAAMCo's portfolio policy committee and is Director of Research. He has held numerous management, research and investment positions during his 23-year financial services industry career. Prior to SunAmerica, Mr. Pettee was executive vice president and global director of research for Schroder Investment Management, where he oversaw a team of more than 80 analysts and managed a U.S. large-cap portfolio product group. From January 1998 to November 2000, he was director of research with U.S. Trust Co. of New York and co-managed that firm's small-cap portfolio and research core products. He also held several positions in research and portfolio management at Alliance Capital.

- Andrew Sheridan Vice President, Portfolio Manager and Research Analyst

Mr. Sheridan joined SunAmerica in 2003. He is a member of the research team covering the technology industry Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market division of Greenwich Associates.

- Brendan Voerge Portfolio Analyst

Mr.. Voege is a quantitative and portfolio analyst at SAAMCo. Before joining SAAMCo in November 2004, Mr. Voege was a portfolio analytics specialist at FactSet Research Systems where he created customized solutions for clients managing long/short, American Depository Receipt, and derivative portfolios. Between 1998 - 2000, he was a research analyst at John S. Herold, Inc., an independent research firm specializing in the energy sector.

- Allison Larkin Portfolio Analyst

Ms. Larkin joined SAAMCo in April 2004 to cover healthcare stocks, which include pharmaceuticals, biotech and services stocks. Ms. Larkin has over 15 years experience in the healthcare industry, including positions with Merck and Wyeth Pharmaceuticals. Between 2000 and 2004, she worked at Schroder Investment Management where she was the senior U.S. healthcare analyst and co-managed a London-listed global healthcare fund.

- Dawn Schuchman Vice President and Senior Research Analyst

Ms. Schuchman joined SAAMCo in late 2004 as a vice president and senior research analyst specializing in the Consumer Discretionary and Consumer Staples sectors. Ms. Schuchman has over 12 years of investment and industry experience focusing on the retail sector. Prior to joining SAAMCo, Ms. Schuchman was a director of CIBC World Markets covering the specialty retail segement. Additionally, Ms. Schuchman held research positions at the Segalas Group and Lynch & Mayer, where she produced long/short consumer recommendations in the Small-Cap and Mid-Cap Growth categories.

- Soraya Benitez Portfolio Analyst

Ms. Benitez is a junior analyst at SAAMCo covering the telecommunications, electronic manufacturing services (EMS), imaging technology, and electronic equipment manufacturing segments. Ms Benetez joined SAAMCo in June 2003 as a performance analyst and portfolio associate in the Investment department.

Ben Barrett Vice President and Research Analyst

Mr. Barrett joined SAAMCo in July 2005 as a vice President and research analyst specializing in the Media and Telecom Services sectors. Mr. Barrett has over 6 years investment experience and has held similar positions at ING Investment Management and Banc of America Securities. In addition, Mr. Barrett was an economic research assistant to the U.S. Senate Committee of Finance and was a legislative assistant to Senator Patrick Moynihan.

Growth Opportunities Portfolio	SAAMCo

Investment team includes:
-  Tim Pettee
   Senior Vice-President,
   Chief Investment Officer
   and Portfolio Manager

-  Andrew Sheridan
   Vice President, Portfolio
   Manager and Research
   Analyst

-  Brendan Voerge
   Portfolio Analyst

-  Allison Larkin
   Portfolio Analyst

-  Dawn Schuchman
   Vice President and Senior
   Research Analyst

-  Soraya Benitez
  Portfolio Analyst

-  Ben Barrett
   Vice President and
   Research Analyst

See above.

With respect to the Cash Management Portfolio, effective as of September 30, 2005, Banc of America Capital Management, LLC changed its name to Columbia Management Advisors, LLC. Accordingly, the Prospectus for all share classes of the Trust is hereby supplemented by changing all references to Banc of America Capital Management, LLC ("BACAP") to Columbia Management Advisors, LLC ("CMA") throughout the Prospectus.

Dated: October 26, 2005

Class 1 (Version B), Combined Master and Combined Version 1